May 2022
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Anita Wells
Account Administrator
(312)-332-6574
anita.wells@usbank.com
https://pivot.usbank.com/
190 S La Salle St
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Bank of America, National Association
Mortgage Loan Seller:
Morgan Stanley Mortgage Capital Holdings LLC
Depositor:
Morgan Stanley Capital I Inc.
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Custodian:
Wells Fargo Bank, National Association
Master Servicer:
Keycorp Real Estate Capital Markets, Inc.
Special Servicer:
Rialto Capital Advisors, LLC
Trust Advisor:
Situs Holdings, LLC
Payment Date:
May 17, 2022
Prior Payment:
Apr 15, 2022
Next Payment:
Jun 17, 2022
Record Date:
Apr 29, 2022
Determination Date:
May 11, 2022
First Payment Date:
Aug 17, 2012
Closing Date:
Jul 30, 2012
Cut-off Date:
Jul 1, 2012
Final Distribution Date:
Aug 17, 2045
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Statement to Certificateholders

Historical Loan Modification Report

REO Status Report

REO Additional Detail

Bond/Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

Delinquency Summary Report

Historical Liquidation Loss Loan Detail

Interest Adjustment Reconciliation

Defeased Loan Detail

Appraisal Reduction Report

Loan Level Detail

Material Breaches and Document Defects

Mortgage Loan Characteristics

Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
May 2022
Pass
Through Certificates, Series 2012-C5
Collateral
Trust
Pass-Through
Original
Beginning
Principal
Interest
Total
Support
Advisor
Ending
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Deficit
Expenses
Balance
A-1
0.91600%
86,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
1.97200%
221,800,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
2.82500%
149,600,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
3.17600%
489,820,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-S
3.79200%
59,204,000.00
51,210,645.80
39,319,588.52
161,825.64
39,481,414.16
0.00
0.00
11,891,057.28
B
4.44300%
32,984,000.00
32,984,000.00
0.00
122,123.26
122,123.26
0.00
0.00
32,984,000.00
PST
4.19774%
116,714,000.00
108,720,645.80
39,319,588.52
380,317.49
39,699,906.01
0.00
0.00
69,401,057.28
C
4.71509%
24,526,000.00
24,526,000.00
0.00
96,368.58
96,368.58
0.00
0.00
24,526,000.00
D
4.71509%
27,064,000.00
27,064,000.00
0.00
106,341.00
106,341.00
0.00
0.00
27,064,000.00
E
4.71509%
49,053,000.00
49,053,000.00
0.00
192,741.10
192,741.10
0.00
0.00
49,053,000.00
F
4.50000%
8,457,000.00
8,457,000.00
0.00
31,713.75
31,713.75
0.00
0.00
8,457,000.00
G
4.50000%
18,607,000.00
18,607,000.00
0.00
69,776.25
69,776.25
0.00
0.00
18,607,000.00
H
4.50000%
23,680,000.00
23,680,000.00
0.00
28,843.52
28,843.52
0.00
0.00
23,680,000.00
J
4.50000%
45,670,509.00
44,153,927.09
0.00
0.00
0.00
0.00
0.00
44,153,927.09
X-A
0.92309%
1,065,628,000.00
102,421,291.60
0.00
78,786.74
78,786.74
0.00
0.00
23,782,114.56
X-B
0.27209%
65,968,000.00
65,968,000.00
0.00
14,957.70
14,957.70
0.00
0.00
65,968,000.00
X-C
0.09275%
221,583,509.00
220,066,927.09
0.00
17,009.68
17,009.68
0.00
0.00
220,066,927.09
R
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,353,179,509.00
388,456,218.69
78,639,177.04
1,300,804.71
79,939,981.75
0.00
0.00
309,817,041.65
PAYMENT DETAIL

May 2022
Pass
Through Certificates, Series 2012-C5
Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
Beginning
Principal
Interest
Total
Collateral Support
Ending
Class
CUSIP
Balance
Distribution
Distribution
Distribution
Deficit/TA Expense
Balance
A-1
61761AAW8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-2
61761AAX6
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-3
61761AAY4
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-4
61761AAZ1
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-S
61761ABA5
864.98624755
664.13736437
2.73335654
666.87072091
0.00000000
200.84888318
B
61761ABB3
1,000.00000000
0.00000000
3.70250000
3.70250000
0.00000000
1,000.00000000
PST
61761ABC1
931.51332145
336.88836404
3.25854213
340.14690616
0.00000000
594.62495742
C
61761ABD9
1,000.00000000
0.00000000
3.92924182
3.92924182
0.00000000
1,000.00000000
D
61761AAG3
1,000.00000000
0.00000000
3.92924182
3.92924182
0.00000000
1,000.00000000
E
61761AAJ7
1,000.00000000
0.00000000
3.92924182
3.92924182
0.00000000
1,000.00000000
F
61761AAL2
1,000.00000000
0.00000000
3.75000000
3.75000000
0.00000000
1,000.00000000
G
61761AAN8
1,000.00000000
0.00000000
3.75000000
3.75000000
0.00000000
1,000.00000000
H
61761AAQ1
1,000.00000000
0.00000000
1.21805390
1.21805390
0.00000000
1,000.00000000
J
61761AAS7
966.79297115
0.00000000
0.00000000
0.00000000
0.00000000
966.79297115
X-A
61761AAA6
96.11355145
0.00000000
0.07393456
0.07393456
0.00000000
22.31746403
X-B
61761AAC2
1,000.00000000
0.00000000
0.22674182
0.22674182
0.00000000
1,000.00000000
X-C
61761AAE8
993.15570948
0.00000000
0.07676418
0.07676418
0.00000000
993.15570948
R
61761AAU2
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
FACTOR DETAIL

May 2022
Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
Pass
Through Certificates, Series 2012-C5
Collateral
Trust
Beginning
Scheduled
Unscheduled
Support
Advisor
Ending
Class
Balance
Principal
Principal
Deficit
Expenses
Balance
A-1
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
A-4
0.00
0.00
0.00
0.00
0.00
0.00
A-S
51,210,645.80
1,000,572.35
38,319,016.17
0.00
0.00
11,891,057.28
B
32,984,000.00
0.00
0.00
0.00
0.00
32,984,000.00
PST
108,720,645.80
0.00
39,319,588.52
0.00
0.00
69,401,057.28
C
24,526,000.00
0.00
0.00
0.00
0.00
24,526,000.00
D
27,064,000.00
0.00
0.00
0.00
0.00
27,064,000.00
E
49,053,000.00
0.00
0.00
0.00
0.00
49,053,000.00
F
8,457,000.00
0.00
0.00
0.00
0.00
8,457,000.00
G
18,607,000.00
0.00
0.00
0.00
0.00
18,607,000.00
H
23,680,000.00
0.00
0.00
0.00
0.00
23,680,000.00
J
44,153,927.09
0.00
0.00
0.00
0.00
44,153,927.09
Totals:
388,456,218.69
1,000,572.35
77,638,604.69
0.00
0.00
309,817,041.65
PRINCIPAL DETAIL

May 2022
Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
Pass
Through Certificates, Series 2012-C5
Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Prepayment
Maintenance
Distribution
Unpaid Interest
Class
Interest
Shortfall
Adjustments
Shortfalls
Premium
Charges
Amount
Shortfall
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-S
161,825.64
0.00
0.00
0.00
0.00
0.00
161,825.64
0.00
B
122,123.26
0.00
0.00
0.00
0.00
0.00
122,123.26
0.00
PST
380,317.49
0.00
0.00
0.00
0.00
0.00
380,317.49
0.00
C
96,368.58
0.00
0.00
0.00
0.00
0.00
96,368.58
0.00
D
106,341.00
0.00
0.00
0.00
0.00
0.00
106,341.00
0.00
E
192,741.10
0.00
0.00
0.00
0.00
0.00
192,741.10
0.00
F
31,713.75
0.00
0.00
0.00
0.00
0.00
31,713.75
0.00
G
69,776.25
0.00
0.00
0.00
0.00
0.00
69,776.25
0.00
H
88,800.00
0.00
0.00
59,956.48
0.00
0.00
28,843.52
59,956.48
J
165,577.23
0.00
0.00
165,577.23
0.00
0.00
0.00
974,811.53
X-A
78,786.74
0.00
0.00
0.00
0.00
0.00
78,786.74
0.00
X-B
14,957.70
0.00
0.00
0.00
0.00
0.00
14,957.70
0.00
X-C
17,009.68
0.00
0.00
0.00
0.00
0.00
17,009.68
0.00
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,526,338.42
0.00
0.00
225,533.71
0.00
0.00
1,300,804.71
1,034,768.01
INTEREST DETAIL

Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
May 2022
Pass
Through Certificates, Series 2012-C5
Interest
Fees
Scheduled Interest
1,362,163.58
Master Servicing Fee
9,363.59
Interest Adjustments
0.00
Certificate Administrator Fee
663.59
Deferred Interest
0.00
Trustee Fee
453.18
Net Prepayment Shortfall
0.00
Custodian Fee
210.41
Net Prepayment Interest Excess
0.00
Trust Advisor Fee
404.64
Interest Reserve (Deposit)/Withdrawal
0.00
Special Servicing Fee
7,580.74
Interest Collections
1,362,163.58
Workout Fee
0.00
Liquidation Fee
0.00
Special Serv Fee plus Adj.
7,580.74
Principal
Miscellaneous Fee
0.00
Scheduled Principal
1,000,572.35
Fee Distributions
18,012.56
Unscheduled Principal
77,638,604.69
Principal Adjustments
0.00
Principal Collections
78,639,177.04
Additional Trust Fund Expenses
Reimbursed for Interest on Advances
43,302.93
Net ASER Amount
0.00
Non-Recoverable Advances/Relief Act Interest
0.00
Other
Other Expenses or Shortfalls
43.41
Yield Maintenance
0.00
Additional Trust Fund Expenses
43,346.34
Prepayment Premium
0.00
Other Collections
0.00
Payments to Certificateholders
Interest Distribution
1,300,804.71
Principal Distribution
78,639,177.04
Yield Maintenance
0.00
Prepayment Premium
0.00
Available Distribution Amount
79,939,981.75
Total Collections
80,001,340.62
Total Distribution
80,001,340.65
RECONCILIATION OF FUNDS
Funds Collection
Funds Distribution

Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
May 2022
Pass
Through Certificates, Series 2012-C5
Interest Accrual Period
April 1,2022-April 30,2022
P&I Advances:
Master
Servicer
Trustee
Principal
0.00
0.00
Stated Principal Balance
Interest
0.00
0.00
Beginning
Ending
Total Current Advances
0.00
0.00
388,456,218.61
309,817,041.57
Cumulative Advances
0.00
0.00
TA Unused Fees Reserve Account
Interest on Advances
43,302.93
0.00
Beg Balance
(Withdraw)/Dep
End Balance
0.00
0.00
0.00
Servicing Advances:
Master
Special
Servicer
Servicer
Trustee
Excess Liquidation Proceeds Account
Interest on Advances
0.00
0.00
0.00
Beg Balance
(Withdraw)/Dep
End Balance
0.00
0.00
0.00
Disclosable Special Servicer Fees
Specially Serviced Loans that are not Delinquent
Commission
0.00
Count
Balance
Brokerage Fee
0.00
0
0.00
Rebate
0.00
Shared Fee
0.00
Current but not Specially Serviced Loans
Other
0.00
(Foreclosure Proceedings Commenced, but not REO Property)
Count
Balance
0
0.00
Principal Distribution Amount
78,639,177.04
WAC(Exclude REO)
Net WAC(Exclude REO)
4.750668
4.71509
4.750668
4.71509
ADDITIONAL RECONCILIATION DETAIL

Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
May 2022
Pass
Through Certificates, Series 2012-C5
Ending
Modified/
Principal
Extended/
Loan ID
Balance
Waived
Terms
Fees
Penalties
Payment
Totals:
* Pending information provided by Servicer
CURRENT LOAN MODIFICATION REPORT
Comments

May 2022
HISTORICAL LOAN MODIFICATION REPORT
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
Date of Last
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Old P&I
Modified
Note Rate
Modified
Payment
Amount
Old
Maturity
Date
Maturity Date
Total Months for
Change of
Modification
Modification Code
*
*Modification Code: 1 = Maturity Date Extension; 2 = Amortization Change; 3 = Principal Write-Off; 4 =Not Used; 5 = Temporary Rate Reduction;
6 = Capitalization on Interest; 7 = Capitalization on Taxes; 8 = Other; 9 = RCombination; 10 = Forbearance.

May 2022
REO STATUS REPORT
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
10073642
MD
0.00
0.00
8,710,000.00
0.00
10/09/2020
Greenbelt
Lodging
10,000,000.00
3
12/01/2020
Count:
Totals:
1
0.00
0.00
8,710,000.00
0.00
10,000,000.00
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

May 2022
ADDITIONAL RECONCILIATION DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
REO Property with Final Recovery Determination
Liq Proceeds and
other Amts Rec'd
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

May 2022
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
A
B
C
D
E
10073630
11,879,535.72
0.00
0.00
0.00
0.00
0.00
May 2022
0.00
0.00
0.00
0.00
10073642
7,841,645.53
1,445,911.34
0.00
0.00
0.00
0.00
Nov 2021
0.00
1,445,911.34
0.00
0.00
10073657
2,902,796.17
0.00
0.00
0.00
0.00
0.00
May 2022
0.00
0.00
0.00
0.00
10073642
1,443,428.74
1,445,911.34
0.00
0.00
0.00
Dec 2021
(2,482.60)
1,443,428.74
0.00
0.00
10073642
1,516,581.93
1,443,428.74
0.00
0.00
0.00
Mar 2022
73,153.19
1,516,581.93
0.00
0.00
3
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E
0.00
0.00
0.00
70,670.59
3,033,163.86
3,033,163.86
0.00
0.00
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

May 2022
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
0
0.00
0.00
0
1
8,660,988.55
0
2
55,360,992.97
0
0.00
May 2022
0.00
0.0%
0.0%
2.8%
0.0%
17.9%
0.0%
9
77,827,416.50
25.1%
1
11,879,535.72
2,902,796.17
1
1
8,660,988.55
0
2
55,415,934.56
0
0.00
Apr 2022
0.00
0.7%
3.1%
2.2%
0.0%
14.3%
0.0%
16
234,919,080.33
60.5%
1
0.00
11,904,469.65
0
2
11,602,636.10
0
2
55,539,912.99
0
0.00
Mar 2022
0.00
1.9%
0.0%
1.9%
0.0%
8.9%
0.0%
4
186,772,249.47
29.9%
0
2,922,437.80
0.00
1
1
8,724,015.68
0
2
55,685,792.22
0
0.00
Feb 2022
0.00
0.0%
0.4%
1.1%
0.0%
6.8%
0.0%
4
32,616,598.32
4.0%
1
0.00
2,931,455.57
0
2
31,318,066.54
0
1
33,244,055.77
0
0.00
Jan 2022
0.00
0.3%
0.0%
3.7%
0.0%
3.9%
0.0%
3
12,597,306.07
1.5%
0
0.00
0.00
0
2
31,398,655.49
0
1
33,315,142.15
0
0.00
Dec 2021
0.00
0.0%
0.0%
3.6%
0.0%
3.9%
0.0%
1
13,661,028.32
1.6%
0
0.00
0.00
0
2
31,483,019.07
0
1
33,390,582.70
0
0.00
Nov 2021
0.00
0.0%
0.0%
3.6%
0.0%
3.8%
0.0%
3
22,446,975.84
2.6%
0
0.00
0.00
0
2
31,562,935.27
0
1
33,461,034.90
1
7,841,645.53
Oct 2021
0.00
0.0%
0.0%
3.5%
0.0%
3.7%
0.9%
0
0.00
0.0%
0
0.00
0.00
0
3
65,182,514.68
0
0
0.00
1
7,866,997.21
Sep 2021
0.00
0.0%
0.0%
7.2%
0.0%
0.0%
0.9%
1
3,388,587.46
0.4%
0
22,824,588.14
0.00
1
2
42,506,998.82
0
0
0.00
1
7,891,033.15
Aug 2021
0.00
0.0%
2.5%
4.7%
0.0%
0.0%
0.9%
2
3,116,907.55
0.3%
0
8,929,993.13
0.00
1
2
56,550,040.66
0
0
0.00
1
7,914,955.79
Jul 2021
0.00
0.0%
1.0%
6.2%
0.0%
0.0%
0.9%
0
0.00
0.0%
1
22,927,771.65
8,959,813.49
1
1
33,749,141.13
0
0
0.00
1
7,939,973.00
Jun 2021
0.00
1.0%
2.5%
3.7%
0.0%
0.0%
0.9%
0
0.00
0.0%
1
0.00
22,977,611.67
0
2
42,806,281.17
0
0
0.00
1
7,963,664.95
May 2021
0.00
2.5%
0.0%
4.7%
0.0%
0.0%
0.9%
0
0.00
0.0%
0
17,072,257.91
0.00
2
1
33,891,375.34
0
0
0.00
1
7,988,459.93
Apr 2021
0.00
0.0%
1.9%
3.7%
0.0%
0.0%
0.9%
0
0.00
0.0%
1
0.00
9,045,986.18
0
2
42,026,984.69
0
0
0.00
1
8,011,923.32
Mar 2021
0.00
1.0%
0.0%
4.6%
0.0%
0.0%
0.9%
2
14,884,780.88
1.6%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

May 2022
Delinquency Summary Report
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
15
245,795,060.05
79.34%
245,815,897.71
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
8,660,988.55
2.80%
9,017,813.57
16
254,456,048.60
82.13%
254,833,711.28
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
55,360,992.97
17.87%
57,261,532.07
2
55,360,992.97
17.87%
57,261,532.07
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
15
245,795,060.05
79.34%
245,815,897.71
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3
64,021,981.52
20.66%
66,279,345.64
18
309,817,041.57
100.00%
312,095,243.35
Group 1
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

May 2022
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
11,879,535.72
24,400,000.00
12,316,201.36
436,665.64
11,879,535.72
0.00
10073630
3
May 2022
7,841,645.53
8,710,000.00
8,129,515.18
1,804,451.58
6,325,063.60
1,516,581.93
10073642
3
Nov 2021
2,902,796.17
5,900,000.00
2,982,357.83
79,561.66
2,902,796.17
0.00
10073657
3
May 2022
23,428,074.37
2,320,678.88
21,107,395.49
1,516,581.93
Count:
Totals:
3
22,623,977.42
39,010,000.00
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

May 2022
INTEREST ADJUSTMENT RECONCILIATION
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
6,878.10
0.00
0.00
0.00
0.00
138,023.01
0.00
0.00
0.00
33,014,921.94
0.00
34.39
10069813
4,666.88
0.00
0.00
44,354.97
0.00
0.00
0.00
0.00
0.00
22,346,071.03
0.00
0.00
10069827
1,899.85
0.00
0.00
0.00
0.00
0.00
150.56
0.00
0.00
9,098,466.52
0.00
0.00
10069814
1,804.36
0.00
0.00
0.00
0.00
36,583.65
0.00
0.00
0.00
8,660,988.55
0.00
9.02
10073640
-3,073.76
0.00
0.00
0.00
0.00
0.00
-564.44
0.00
0.00
0.00
0.00
0.00
10073657
-4,594.72
0.00
0.00
0.00
0.00
0.00
-638.16
0.00
0.00
0.00
0.00
0.00
10073630
73,120,448.04
Count:
Totals:
6
7,580.71
0.00
0.00
44,354.97
0.00
174,606.66
-1,052.04
0.00
0.00
0.00
43.41
Total Interest Shortfall hitting the Trust:
225,533.71
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

May 2022
DEFEASED LOAN DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Current Ending
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Loan ID
Count:
Totals:
* Defeasance Status: P = Portion of Loan Previously Defeased. F = Full Defeasance.

May 2022
APPRAISAL REDUCTION REPORT
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
10069813
09/01/2020
1,882,627.00
04/11/2022
44,000,000.00
03/01/2022
0.00
199,955.14
10069827
07/01/2021
11,698,013.52
02/11/2022
13,400,000.00
01/13/2022
44,354.97
221,114.30
Count:
Totals:
2
13,580,640.52
57,400,000.00
44,354.97
421,069.44

May 2022
LOAN LEVEL DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
10069817
Office
MD
07/10/27
N
140,734,543.77
1,005,613.74
0.00
05/10/22
0.00
0
535,401.37
0.00
4.550
1.79
12/31/21
10069813
Lodging
04/01/20 NY
05/01/22
N
33,014,921.94
0.00
0.00
09/01/20
0.00
6
0.00
0.00
5.048
0.00
10069827
Retail
06/08/21 IL
07/01/22
N
22,346,071.03
140,065.44
0.00
07/01/21
0.00
6
85,123.85
0.00
4.560
0.00
10073629
Retail
IN
07/10/22
N
18,896,798.94
114,919.04
0.00
05/10/22
0.00
0
66,308.93
0.00
4.200
1.46
12/31/21
10073632
Mixed Use
CA
07/10/22
N
14,788,097.91
111,166.50
0.00
05/10/22
0.00
0
55,663.50
0.00
4.500
0.77
12/31/21
10073638
Office
CA
06/10/22
N
13,197,513.31
78,487.72
0.00
05/10/22
0.00
0
50,148.03
0.00
4.550
2.14
12/31/21
10069814
Retail
02/07/20 FL
04/01/22
N
9,098,466.52
60,810.56
0.00
04/01/22
0.00
5
39,972.95
0.00
5.260
0.00
10073640
Lodging
06/23/20 NY
05/10/22
N
8,660,988.55
0.00
0.00
04/10/21
0.00
6
0.00
0.00
5.100
0.00
10073646
Retail
09/18/20 NY
04/10/22
N
7,871,351.66
51,157.49
0.00
05/10/22
0.00
4
36,211.25
0.00
5.510
1.82
12/31/21
10073643
Lodging
LA
05/10/22
N
7,665,227.34
62,608.84
0.00
05/10/22
0.00
4
36,533.69
0.00
5.700
0.00
10069825
Mobile Home
DE
07/01/22
N
6,184,400.79
38,725.14
0.00
05/01/22
0.00
0
23,496.60
0.00
4.548
0.00
10069816
Lodging
UT
07/01/22
N
5,619,215.62
43,234.68
0.00
05/01/22
0.00
0
22,840.42
0.00
4.860
0.00
10073652
Retail
CA
07/10/22
N
4,096,080.54
26,082.37
0.00
05/10/22
0.00
0
16,252.56
0.00
4.750
1.89
12/31/21
10069808
Other
NY
07/01/22
N
4,075,189.54
24,407.02
0.00
05/01/22
0.00
0
13,687.79
0.00
4.020
1.79
12/31/21
10073651
Lodging
NC
07/10/22
N
3,908,305.64
31,318.46
0.00
05/10/22
0.00
0
17,974.23
0.00
5.500
0.00
10073656
Retail
TX
07/10/22
N
3,704,560.15
23,882.70
0.00
05/10/22
0.00
0
15,162.56
0.00
4.900
0.00
10069830
Other
FL
07/01/22
N
3,013,048.48
18,901.56
0.00
05/01/22
0.00
0
11,502.87
0.00
4.570
1.48
12/31/21
10073659
Retail
NC
07/01/25
N
2,942,259.84
19,438.53
0.00
05/01/22
0.00
0
12,778.65
0.00
5.200
1.56
12/31/21
10073661
Retail
TX
05/10/22
N
0.00
12,615.87
1,842,911.96 05/11/22
05/01/22
0.00
0
8,603.59
0.00
5.590
2.17
12/31/21
10073663
Retail
NY
05/10/22
N
0.00
12,446.85
1,143,437.60 05/11/22
05/01/22
0.00
0
5,664.83
0.00
5.910
1.89
12/31/21
10073625
Lodging
CA
05/10/22
N
0.00
189,969.06
29,451,882.80 05/06/22
05/01/22
0.00
0
119,320.23
0.00
4.850
0.01
12/31/21
10073630
Retail
03/02/22 XX
02/10/22
N
0.00
80,802.27
11,852,686.34 05/11/22
05/01/22
0.00
0
53,952.89
0.00
5.450
0.00
10073633
Office
TX
07/05/22
N
0.00
85,129.35
14,162,474.23 05/11/22
05/01/22
0.00
0
52,050.36
0.00
4.400
2.33
12/31/21
10069810
Retail
TX
05/01/22
N
0.00
49,441.17
7,510,390.16 05/11/22
05/01/22
0.00
0
31,999.56
0.00
5.101
1.44
12/31/21
10069815
Self Storage
MD
06/01/22
N
0.00
29,990.79
4,551,650.84 05/11/22
05/01/22
0.00
0
19,533.43
0.00
5.138
2.47
12/31/21
10069822
Retail
CA
07/01/22
N
0.00
27,382.40
4,230,023.18 05/11/22
05/01/22
0.00
0
17,489.65
0.00
4.950
0.00
10073657
Lodging
11/10/21 TX
04/10/22
N
0.00
24,138.38
2,893,147.58 05/11/22
05/01/22
0.00
0
14,489.79
0.00
5.990
0.00
10069804
Industrial
XX
08/01/22
04/11/22
10069805
Multifamily
TX
07/01/21
03/11/21
10069806
Industrial
XX
05/01/22
02/11/22
10069807
Retail
IN
04/01/22
03/01/22
10069809
Office
TX
07/01/22
04/11/22
10069811
Office
UT
05/01/22
02/11/22
10069812
Mobile Home
VA
07/01/22
04/11/22
10069818
Retail
PA
05/01/22
02/11/22
10069819
Retail
MN
06/01/22
04/11/22
10069820
Self Storage
TX
06/01/17
10069821
Lodging
TN
06/01/22
03/01/22
10069823
Retail
FL
06/01/22
03/01/22
10069824
Mobile Home
DE
07/01/22
04/11/22
10069826
Mobile Home
DE
07/01/22
04/11/22

May 2022
LOAN LEVEL DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
10069828
Office
NJ
07/01/17
04/01/16
10069829
Retail
MD
07/01/22
04/11/22
10069831
Lodging
LA
07/01/19
07/02/19
10069832
Office
CO
07/01/22
04/11/22
10069833
Other
NY
05/01/30
04/01/17
10073622
Office
CO
06/07/17
12/21/16
10073623
Lodging
CA
04/01/17
12/19/16
10073624
Retail
XX
07/10/22
04/11/22
10073626
Office
XX
06/10/17
02/01/16
10073628
Retail
CA
05/10/22
04/11/22
10073631
Industrial
OH
07/10/17
07/10/17
10073634
Multifamily
FL
07/10/22
04/08/22
10073635
Retail
MI
07/10/22
12/09/21
10073636
Lodging
VA
06/10/22
04/11/22
10073637
Retail
IL
06/10/22
01/07/20
10073639
Lodging
OR
05/10/17
10073641
Office
CA
04/10/22
11/12/21
10073642
Lodging
MD
07/10/22
11/12/21
10073644
Lodging
PA
06/10/22
03/11/21
10073645
Retail
MI
04/10/22
02/14/22
10073647
Mixed Use
CA
07/10/22
04/08/22
10073648
Office
TX
05/10/22
01/10/22
10073649
Retail
CO
07/10/22
04/11/22
10073650
Self Storage
CA
04/10/22
01/10/22
10073653
Office
MI
03/10/22
09/13/21
10073654
Retail
IN
09/10/21
08/10/21
10073655
Retail
AZ
09/10/21
08/10/21
10073658
Retail
TX
07/10/22
04/08/22
10073660
Retail
WA
04/10/22
01/10/22
10073662
Retail
CO
05/10/22
02/11/22
10073839
Retail
CA
05/01/22
04/11/22
10173064
Retail
XX
02/10/22
11/12/21
309,817,041.57
2,362,735.93
77,638,604.69
0.00
73
Totals:
Count:
1,362,163.58
0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

May 2022
MATERIAL BREACHES AND DOCUMENT DEFECTS
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

May 2022
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Count
Balance ($)
%
0M to 4.9M
6
$21,739,444.19
7.02%
5M to 9.9M
6
$45,099,650.48
14.56%
10M to 14.9M
2
$27,985,611.22
9.03%
15M to 19.9M
1
$18,896,798.94
6.10%
20M to 24.9M
1
$22,346,071.03
7.21%
30M to 34.9M
1
$33,014,921.94
10.66%
140M to 144.9M
1
$140,734,543.77
45.43%
Total
18
$309,817,041.57
100.00%
Remaining Principal Balance
Count
Balance ($)
%
4.000% - 4.240%
2
$22,971,988.48
7.41%
4.500% - 4.740%
6
$200,263,675.29
64.64%
4.750% - 4.990%
3
$13,419,856.31
4.33%
5.000% - 5.240%
3
$44,618,170.33
14.40%
5.250% - 5.490%
1
$9,098,466.52
2.94%
5.500% - 5.740%
3
$19,444,884.64
6.28%
Total
18
$309,817,041.57
100.00%
Gross Rate
Total Weighted Average Rate: 4.69%

May 2022
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Count
Balance ($)
%
MARYLAND
1
$140,734,543.77
45.43%
NEW YORK
4
$53,622,451.69
17.31%
CALIFORNIA
3
$32,081,691.76
10.36%
ILLINOIS
1
$22,346,071.03
7.21%
INDIANA
1
$18,896,798.94
6.10%
FLORIDA
2
$12,111,515.00
3.91%
LOUISIANA
1
$7,665,227.34
2.47%
NORTH CAROLINA
2
$6,850,565.48
2.21%
DELAWARE
1
$6,184,400.79
2.00%
UTAH
1
$5,619,215.62
1.81%
TEXAS
1
$3,704,560.15
1.20%
Total
18
$309,817,041.57
100.00%
Geographic Distribution by State
Count
Balance ($)
%
Lodging
5
$58,868,659.09
19.00%
Mixed Use
1
$14,788,097.91
4.77%
Mobile Home Park
1
$6,184,400.79
2.00%
Office
2
$153,932,057.08
49.68%
Other
2
$7,088,238.02
2.29%
Retail
7
$68,955,588.68
22.26%
Total
18
$309,817,041.57
100.00%
Property Type

May 2022
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Count
Balance ($)
%
117 - 119
13
$243,506,085.56
78.60%
120 - 122
5
$66,310,956.01
21.40%
Total
18
$309,817,041.57
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 119
Count
Balance ($)
%
0 - 2
16
$166,140,237.96
53.63%
36 - 38
1
$2,942,259.84
0.95%
60 - 62
1
$140,734,543.77
45.43%
Total
18
$309,817,041.57
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 29

May 2022
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Count
Balance ($)
%
-1.50 - -1.01
1
$7,665,227.34
2.47%
0.500 - 0.990
1
$14,788,097.91
4.77%
1.000 - 1.490
4
$58,833,075.00
18.99%
1.500 - 1.990
9
$200,615,445.87
64.75%
2.000 - 2.490
3
$27,915,195.45
9.01%
Total
18
$309,817,041.57
100.00%
DSCR
Total Weighted Average DSCR: 1.58
Count
Balance ($)
%
Amortizing Balloon
15
$148,013,632.83
47.77%
IO/Amortizing/Balloon
3
$161,803,408.74
52.23%
Total
18
$309,817,041.57
100.00%
Amortization Type